Vessels in Operation	12 Months Ended
Dec. 31, 2014
Vessels In Operation
Vessels in Operation

5. Vessels in Operation

	Vessel	Drydocking	Total
Cost
December 31, 2012	$677,418,054	$10,364,236	$687,782,290
Additions	470,460,400	5,581,255	476,041,655
Disposals	—	(1,859,974)	(1,859,974)

December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971
Transfer in from vessels under construction	153,698,386	1,950,000	155,648,386
Additions	3,502,791	5,320,488	8,823,279
Disposals	—	(1,683,336)	(1,683,336)

December 31, 2014	1,305,079,631	19,672,669	1,324,752,300

Accumulated Depreciation
December 31, 2012	$95,425,485	$5,696,106	$101,121,591
Charge for the period	33,334,628	3,141,174	36,475,803
Disposals for the period	—	(1,859,974))	(1,859,974)

December 31, 2013	$128,760,113	$6,977,306	$135,737,420
Charge for the period	41,687,783	3,944,133	45,631,915
Disposals for the period	—	(1,683,334)	(1,683,334)

December 31, 2014	170,447,896	9,238,105	179,686,001

Net Book Value
December 31, 2012	$581,992,569	$4,668,130	$586,660,699

December 31, 2013	$1,019,118,341	$7,108,211	$1,026,226,551

December 31, 2014	$1,134,631,735	$10,434,566	$1,145,066,299

During 2014, the company took delivery of three semi-refrigerated handysized liquefied gas carriers from Jiangnan shipyard for a contract prices of $149,550,000. During 2013, the Company took delivery of 11 semi-refrigerated and fully refrigerated handysized liquefied gas carriers from affiliates of A.P. Møller for a total contract price of $470,000,000. Upon signing the agreement on November 14, 2012, the Company paid a 10% deposit, which was transferred to additions in the year ended December 31, 2013. Included in the additions for drydockings of $5,581,255 for the year ended December 31, 2013 is an amount of $2,658,333 being the unamortized portion of the drydocking expense for the A.P. Møller vessels on acquisition.

The net book value of vessels that serve as collateral for the Company’s bank loans (Note 8) was $1,011,204,076 at December 31, 2014.

Vessels Under Construction
Vessels in Operation

6. Vessels Under Construction

	2013	2014
Vessels under construction at January 1	$20,110,888	$60,197,486
Payments to shipyard	38,124,000	222,323,899
Other payments including initial stores, capitalized interest and site costs	1,962,598	4,471,600
Transfer to vessels in operation	—	(155,648,386)

Vessels under construction at December 31	$60,197,486	$131,344,599

At December 31, 2014, the Company had committed to construct two 21,000 cbm ethylene capable semi-refrigerated gas carriers; four 22,000 cbm semi-refrigerated gas carriers and four 35,000 cbm ethane capable gas carrier, at Jiangnan Shipyard (Group) Co. Ltd (“Jiangnan”) in China, and two 22,000 cbm semi-refrigerated gas carriers, at Hyundai Mipo Dockyard Co. Ltd (Hyundai Mipo) in South Korea, all for delivery between January 2015 and March 2017. For the year ended December 31, 2014, the Company paid instalments of $101,104,000 (2013: $38,124,000) to the shipyards towards the 12 vessels under construction.